Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

6.           Inventories

Inventories consist of the following:

	December 31, 2022	December 31, 2021
Food, beverage and packaged products	52,713,996	31,858,814
Merchandise for e-commerce sales	14,164,790	6,927,512
Others	4,588,731	3,693,077
	71,467,517	42,479,403

Provision for Inventories write-down was RMB387,999, nil and nil for the years ended December 31, 2022, 2021 and 2020, respectively.